Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Appreciation Fund
Class Name	Class A
Trading Symbol	SHAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Appreciation Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$105	0.91%
[1]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Clear Bridge Appreciation Fund returned 30.62%. The Fund compares its performance to the S&P 500 Index, which returned 38.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Nvidia, the leading developer of graphic processing units for use in generative artificial intelligence (AI) as well as gaming and enterprise application, outperformed given increasing confidence around its competitive positioning and clear acceleration in AI infrastructure buildout at its key customers.

↑
Microsoft, a software and technology company, continued to be supported by strong execution and its leadership position in generative AI, which drove a positive inflection for growth of its cloud platform Azure and adoption of its Copilot offering.

↑	Apple, a consumer electronics, software, services and technology company, rose as investors saw potential for a strong iPhone upgrade cycle given substantial demand during COVID.

Top detractors from performance:
↓
ICON, a leading contract research organization serving biopharmaceutical and life science customers, declined as competitors cited weakness in pharmaceutical and biotechnology company spending due to customers looking to rationalize their research and development spending.

↓
Intel, a leading manufacturer of semiconductors, declined as it indicated that its 18A-based CPUs, which will be important for its near-term profitability, would ramp up only in 2026, and gave disappointing company guidance, leading to skepticism of its plan to regain technology leadership.

↓	Becton Dickinson, which makes hospital supplies, laboratory research equipment and therapeutic medical devices, was lower due to China growth concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	30.62	13.23	11.68
Class A (with sales charge)	23.43	11.90	11.02
Russell 3000 Index	37.86	14.60	12.44
S&P 500 Index	38.02	15.27	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,806,303,989
Holdings Count | $ / shares	65	[2]
Advisory Fees Paid, Amount	$ 45,122,766
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$8,806,303,989
Total Number of Portfolio Holdings*	65
Total Management Fee Paid	$45,122,766
Portfolio Turnover Rate	17%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Appreciation Fund
Class Name	Class C
Trading Symbol	SAPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Appreciation Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$189	1.65%
[3]
Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Clear Bridge Appreciation Fund returned 29.65%. The Fund compares its performance to the S&P 500 Index, which returned 38.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Nvidia, the leading developer of graphic processing units for use in generative artificial intelligence (AI) as well as gaming and enterprise application, outperformed given increasing confidence around its competitive positioning and clear acceleration in AI infrastructure buildout at its key customers.

↑
Microsoft, a software and technology company, continued to be supported by strong execution and its leadership position in generative AI, which drove a positive inflection for growth of its cloud platform Azure and adoption of its Copilot offering.

↑	Apple, a consumer electronics, software, services and technology company, rose as investors saw potential for a strong iPhone upgrade cycle given substantial demand during COVID.

Top detractors from performance:
↓
ICON, a leading contract research organization serving biopharmaceutical and life science customers, declined as competitors cited weakness in pharmaceutical and biotechnology company spending due to customers looking to rationalize their research and development spending.

↓
Intel, a leading manufacturer of semiconductors, declined as it indicated that its 18A-based CPUs, which will be important for its near-term profitability, would ramp up only in 2026, and gave disappointing company guidance, leading to skepticism of its plan to regain technology leadership.

↓	Becton Dickinson, which makes hospital supplies, laboratory research equipment and therapeutic medical devices, was lower due to China growth concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	29.65	12.41	10.89
Class C (with sales charge)	28.65	12.41	10.89
Russell 3000 Index	37.86	14.60	12.44
S&P 500 Index	38.02	15.27	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,806,303,989
Holdings Count | $ / shares	65	[4]
Advisory Fees Paid, Amount	$ 45,122,766
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$8,806,303,989
Total Number of Portfolio Holdings*	65
Total Management Fee Paid	$45,122,766
Portfolio Turnover Rate	17%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	ClearBridge Appreciation Fund
Class Name	Class FI
Trading Symbol	LMPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Appreciation Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$115	1.00%
[5]
Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class FI shares of Clear Bridge Appreciation Fund returned 30.52%. The Fund compares its performance to the S&P 500 Index, which returned 38.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Nvidia, the leading developer of graphic processing units for use in generative artificial intelligence (AI) as well as gaming and enterprise application, outperformed given increasing confidence around its competitive positioning and clear acceleration in AI infrastructure buildout at its key customers.

↑
Microsoft, a software and technology company, continued to be supported by strong execution and its leadership position in generative AI, which drove a positive inflection for growth of its cloud platform Azure and adoption of its Copilot offering.

↑	Apple, a consumer electronics, software, services and technology company, rose as investors saw potential for a strong iPhone upgrade cycle given substantial demand during COVID.

Top detractors from performance:
↓
ICON, a leading contract research organization serving biopharmaceutical and life science customers, declined as competitors cited weakness in pharmaceutical and biotechnology company spending due to customers looking to rationalize their research and development spending.

↓
Intel, a leading manufacturer of semiconductors, declined as it indicated that its 18A-based CPUs, which will be important for its near-term profitability, would ramp up only in 2026, and gave disappointing company guidance, leading to skepticism of its plan to regain technology leadership.

↓	Becton Dickinson, which makes hospital supplies, laboratory research equipment and therapeutic medical devices, was lower due to China growth concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class FI	30.52	13.15	11.63
Russell 3000 Index	37.86	14.60	12.44
S&P 500 Index	38.02	15.27	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,806,303,989
Holdings Count | $ / shares	65	[6]
Advisory Fees Paid, Amount	$ 45,122,766
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$8,806,303,989
Total Number of Portfolio Holdings*	65
Total Management Fee Paid	$45,122,766
Portfolio Turnover Rate	17%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Appreciation Fund
Class Name	Class R
Trading Symbol	LMPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Appreciation Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$143	1.24%
[7]
Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of Clear Bridge Appreciation Fund returned 30.20%. The Fund compares its performance to the S&P 500 Index, which returned 38.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Nvidia, the leading developer of graphic processing units for use in generative artificial intelligence (AI) as well as gaming and enterprise application, outperformed given increasing confidence around its competitive positioning and clear acceleration in AI infrastructure buildout at its key customers.

↑
Microsoft, a software and technology company, continued to be supported by strong execution and its leadership position in generative AI, which drove a positive inflection for growth of its cloud platform Azure and adoption of its Copilot offering.

↑	Apple, a consumer electronics, software, services and technology company, rose as investors saw potential for a strong iPhone upgrade cycle given substantial demand during COVID.

Top detractors from performance:
↓
ICON, a leading contract research organization serving biopharmaceutical and life science customers, declined as competitors cited weakness in pharmaceutical and biotechnology company spending due to customers looking to rationalize their research and development spending.

↓
Intel, a leading manufacturer of semiconductors, declined as it indicated that its 18A-based CPUs, which will be important for its near-term profitability, would ramp up only in 2026, and gave disappointing company guidance, leading to skepticism of its plan to regain technology leadership.

↓	Becton Dickinson, which makes hospital supplies, laboratory research equipment and therapeutic medical devices, was lower due to China growth concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	30.20	12.85	11.32
Russell 3000 Index	37.86	14.60	12.44
S&P 500 Index	38.02	15.27	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,806,303,989
Holdings Count | $ / shares	65	[8]
Advisory Fees Paid, Amount	$ 45,122,766
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$8,806,303,989
Total Number of Portfolio Holdings*	65
Total Management Fee Paid	$45,122,766
Portfolio Turnover Rate	17%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Appreciation Fund
Class Name	Class I
Trading Symbol	SAPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Appreciation Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$75	0.65%
[9]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class I shares of Clear Bridge Appreciation Fund returned 30.97%. The Fund compares its performance to the S&P 500 Index, which returned 38.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Nvidia, the leading developer of graphic processing units for use in generative artificial intelligence (AI) as well as gaming and enterprise application, outperformed given increasing confidence around its competitive positioning and clear acceleration in AI infrastructure buildout at its key customers.

↑
Microsoft, a software and technology company, continued to be supported by strong execution and its leadership position in generative AI, which drove a positive inflection for growth of its cloud platform Azure and adoption of its Copilot offering.

↑	Apple, a consumer electronics, software, services and technology company, rose as investors saw potential for a strong iPhone upgrade cycle given substantial demand during COVID.

Top detractors from performance:
↓
ICON, a leading contract research organization serving biopharmaceutical and life science customers, declined as competitors cited weakness in pharmaceutical and biotechnology company spending due to customers looking to rationalize their research and development spending.

↓
Intel, a leading manufacturer of semiconductors, declined as it indicated that its 18A-based CPUs, which will be important for its near-term profitability, would ramp up only in 2026, and gave disappointing company guidance, leading to skepticism of its plan to regain technology leadership.

↓	Becton Dickinson, which makes hospital supplies, laboratory research equipment and therapeutic medical devices, was lower due to China growth concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class I	30.97	13.54	12.00
Russell 3000 Index	37.86	14.60	12.44
S&P 500 Index	38.02	15.27	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,806,303,989
Holdings Count | $ / shares	65	[10]
Advisory Fees Paid, Amount	$ 45,122,766
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$8,806,303,989
Total Number of Portfolio Holdings*	65
Total Management Fee Paid	$45,122,766
Portfolio Turnover Rate	17%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Appreciation Fund
Class Name	Class IS
Trading Symbol	LMESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Appreciation Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$65	0.56%
[11]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class IS shares of Clear Bridge Appreciation Fund returned 31.12%. The Fund compares its performance to the S&P 500 Index, which returned 38.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Nvidia, the leading developer of graphic processing units for use in generative artificial intelligence (AI) as well as gaming and enterprise application, outperformed given increasing confidence around its competitive positioning and clear acceleration in AI infrastructure buildout at its key customers.

↑
Microsoft, a software and technology company, continued to be supported by strong execution and its leadership position in generative AI, which drove a positive inflection for growth of its cloud platform Azure and adoption of its Copilot offering.

↑	Apple, a consumer electronics, software, services and technology company, rose as investors saw potential for a strong iPhone upgrade cycle given substantial demand during COVID.

Top detractors from performance:
↓
ICON, a leading contract research organization serving biopharmaceutical and life science customers, declined as competitors cited weakness in pharmaceutical and biotechnology company spending due to customers looking to rationalize their research and development spending.

↓
Intel, a leading manufacturer of semiconductors, declined as it indicated that its 18A-based CPUs, which will be important for its near-term profitability, would ramp up only in 2026, and gave disappointing company guidance, leading to skepticism of its plan to regain technology leadership.

↓	Becton Dickinson, which makes hospital supplies, laboratory research equipment and therapeutic medical devices, was lower due to China growth concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class IS	31.12	13.64	12.10
Russell 3000 Index	37.86	14.60	12.44
S&P 500 Index	38.02	15.27	13.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,806,303,989
Holdings Count | $ / shares	65	[12]
Advisory Fees Paid, Amount	$ 45,122,766
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$8,806,303,989
Total Number of Portfolio Holdings*	65
Total Management Fee Paid	$45,122,766
Portfolio Turnover Rate	17%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.